BOND FUND SCHEDULE OF INVESTMENTS
August 31, 2019 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 92.9%				$3,499,932,107
(COST $3,522,558,658)

Asset-Backed Securities - 15.4%				580,860,926
AASET Trust, Series 2018-1A B (g)	5.437	01/16/38	10,475,821	10,723,756
Air Canada, Series 2013-1B (g)	5.375	11/15/22	7,393,224	7,608,367
Air Canada, Series 2015-1B (g)	3.875	09/15/24	1,848,638	1,875,997
Air Canada, Series 2015-2B (g)	5.000	06/15/25	4,132,789	4,328,683
America West Airlines, Series 2001-1	7.100	10/02/22	3,012,397	3,102,652
American Airlines, Series 2013-2 A	4.950	07/15/24	321,803	338,826
American Airlines, Series 2014-1 B	4.375	04/01/24	124,476	127,501
American Airlines, Series 2015-2 B	4.400	03/22/25	4,823,587	5,009,778
American Airlines, Series 2016-1 B	5.250	07/15/25	576,688	617,023
American Airlines, Series 2015-1 B	3.700	11/01/24	3,081,822	3,120,345
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A A (g)	4.213	12/16/41	666,641	691,779
British Airways PLC, Series 2013-1 B (g)	5.625	12/20/21	17,522	17,746
Burlington Northern and Santa Fe Railway Co. Trust, Series 2002-1	5.943	01/15/23	5,636	5,759
Business Jet Securities, LLC, Series 2019-1 B (g)	5.193	07/15/34	1,960,000	2,017,847
Business Jet Securities, LLC, Series 2018-1 A (g)	4.335	02/15/33	6,422,905	6,502,332
Business Jet Securities, LLC, Series 2018-1 B (g)	6.048	02/15/33	3,906,895	4,011,004
Cajun Global LLC, Series 2017-1A A2 (g)	6.500	08/20/47	21,447,500	22,641,911
CAL Funding II Ltd., Series 2012-1A A (g)	3.470	10/25/27	885,083	893,007
CAL Funding II Ltd., Series 2013-1A A (g)	3.350	03/27/28	2,325,583	2,339,262
CLIF V Holdings LLC, Series 2013-1A (g)	2.830	03/18/28	6,620,000	6,600,076
CLIF V Holdings LLC, Series 2013-2A (g)	3.220	06/18/28	8,428,388	8,446,335
CLIF V Holdings LLC, Series 2018-1H A (g)	6.020	08/19/43	3,808,174	4,006,586
Coinstar Funding LLC, Series 2017-1A A2 (g)	5.216	04/25/47	11,974,375	12,389,189
Continental Airlines, Series 1999-2 A-1	7.256	09/15/21	6,472	6,634
Continental Airlines, Series 1999-2 C	6.236	09/15/21	82,490	83,992
Continental Airlines, Series 2012-1 B	6.250	10/11/21	3,997,997	4,055,968
Continental Airlines, Series 2012-2 B	5.500	04/29/22	6,736,339	6,883,191
Cronos Containers Program I Ltd., Series 2013-1A A (g)	3.080	04/18/28	4,434,833	4,449,809
Cronos Containers Program I Ltd., Series 2014-1A A (g)	3.040	08/18/29	878,505	880,814
DCAL Aviation Finance Ltd., Series 2015-1A A1 (g)	4.213	02/15/40	1,479,702	1,500,401
Delta Air Lines, Series 2007-1 B	8.021	02/10/24	1,359,277	1,514,099
Domino's Pizza Master Issuer LLC, Series 2017-1A A2I (1 month LIBOR + 1.250%, floor 0.000%) (c)(g)	3.526	07/25/47	10,392,900	10,347,795
Doric Nimrod Air Alpha, Series 2013-1 B (g)	6.125	11/30/21	5,194,218	5,218,631
Doric Nimrod Air Alpha, Series 2013-1 B (g)	6.125	11/30/21	768,134	771,744
ECAF I Ltd., Series 2015-1A B1 (g)	5.802	06/15/40	26,146,566	26,271,060
ECAF I Ltd., Series 2015-1A A2 (g)	4.947	06/15/40	11,665,066	11,976,633
Element Rail Leasing LLC, Series 2014-1A B1 (g)	4.406	04/19/44	13,658,750	13,982,995
EngenCap ABS Trust, Series 2016-1 A (g)	3.670	12/21/26	25,060,636	24,809,679
Global Container Assets Ltd.. Series 2015-1A A2 (g)	3.450	02/05/30	4,804,620	4,821,166
Global SC Finance II SRL (SEACO), Series 2013-1A A (g)	2.980	04/17/28	6,600,000	6,611,607
Global SC Finance II SRL (SEACO), Series 2014-1A A1 (g)	3.190	07/17/29	4,012,000	4,028,406
Grain Spectrum Funding II LLC (g)	3.290	10/10/34	934,278	917,137
Harley Marine Financing LLC, Series 2018-1A A2 (g)	5.682	05/15/43	14,354,591	12,532,241
HOA Funding LLC, Series 2014-1A A2 (g)	4.846	08/20/44	15,300,000	15,405,264
Horizon Aircraft Finance I Ltd., Series 2018-1 B (g)	5.270	12/15/38	2,833,635	2,923,977
HP Communities LLC (g)	5.320	03/15/23	244,324	253,914
Icon Brand Holdings LLC, Series 2012-1A A (g)	4.229	01/25/43	7,780,745	5,479,614
JOL Air Limited, Series 2019-1 B (g)	4.948	04/15/44	967,498	982,417
KDAC Aviation Finance Ltd., Series 2017-1A B (g)	5.926	12/15/42	4,622,087	4,880,866
Kestrel Aircraft Funding Ltd., Series 2018-1A B (g)	5.500	12/15/38	2,845,896	2,955,959
Labrador Aviation Finance Ltd., Series 2016-1A B1 (g)	5.682	01/15/42	11,739,582	12,329,718
Latam Airlines Group, Series 2015-1 B	4.500	08/15/25	3,824,695	3,758,528
ME Funding, LLC, Series 2019-1 A2 (g)	6.448	07/30/49	20,000,000	20,910,400
Merlin Aviation Holdings DAC., Series 2016-1 A (g)	4.500	12/15/32	8,824,872	9,039,318
Merlin Aviation Holdings DAC., Series 2016-1 B (g)	6.500	12/15/32	1,960,076	2,025,641
METAL LLC, Series 2017-1 A (g)	4.581	10/15/42	23,552,301	23,997,729
METAL LLC, Series 2017-1 B (g)	6.500	10/15/42	24,139,783	25,118,185
Mosaic Solar Loans, LLC, Series 2017-2A C (g)	2.000	06/22/43	1,723,754	1,638,812
NP Ferrum LLC, Series 2015-1A B1 (g)	4.175	02/19/45	16,917,000	16,900,452
NP Ferrum LLC, Series 2016-1A A1 (g)	3.968	03/19/46	13,360,522	13,650,413
Northwest Airlines, Series 2000-1 G (d)	7.150	04/01/21	3,376	3,387
Northwest Airlines, Series 2002-1 G-2	6.264	05/20/23	958,091	987,025
Oportun Funding, LLC, Series 2018-A B (g)	4.450	03/08/24	5,000,000	5,084,613
Pioneer Aircraft Finance Ltd., Series 2019-1 B (g)	4.948	06/15/44	1,491,071	1,525,201
PNMAC GMSR Issuer Trust, Series 2018-GTI A, (1 month LIBOR + 2.850%, floor 2.850%) (c)(g)	4.995	02/25/23	4,000,000	4,003,514
PROP Limited, Series 2017-1 B (g)	6.900	03/15/42	4,951,715	4,994,763
Prudential Securities Structured Assets, Inc., Series 1998-1 A (1 month LIBOR + 0.420%, floor 0.000%) (c)(g)	2.644	03/02/25	9,850,880	9,539,198
Sapphire Aviation Finance I Ltd., Series 2018-1A B (g)	5.926	03/15/40	10,618,398	11,171,598
SBA Tower Trust, Series 2014-1A C (g)	2.898	10/15/44	11,301,000	11,302,453
S-Jets Ltd., Series 2017-1 B (g)	5.682	08/15/42	13,624,867	14,206,362
SMB Private Education Loan Trust, Series 2014-A C (g)	4.500	09/15/45	7,000,000	6,835,312
Spirit Master Funding, LLC, Series 2014-3A A (g)	5.740	03/20/42	197,403	206,286
Spirit Master Funding, LLC, Series 2017-1A B (g)	5.490	12/20/47	5,000,000	5,220,082
Spirit Master Funding, LLC, Series 2014-2A A (g)	5.760	03/20/41	16,460,073	17,060,978
Spirit Master Funding, LLC, Series 2014-4A A1 (g)	3.501	01/20/45	4,845,202	4,848,375
Sprite Limited, Series 2017-1 B (g)	5.750	12/15/37	2,844,575	2,924,245
TAL Advantage V LLC, Series 2013-1A A (g)	2.830	02/22/38	3,543,750	3,544,193
TAL Advantage V LLC, Series 2014-1A B (g)	4.100	02/22/39	2,519,998	2,545,357
TAL Advantage V LLC, Series 2014-2A A2 (g)	3.330	05/20/39	1,991,458	1,997,026
Textainer Marine Containers V Ltd., Series 2017-1A B (g)	4.850	05/20/42	3,225,286	3,328,222
Textainer Marine Containers V Ltd., Series 2017-2A B (g)	4.750	06/20/42	561,443	578,382
TGIF Funding LLC, Series 2017-1A A2 (g)	6.202	04/30/47	28,650,000	28,257,782
Thunderbolt Aircraft Lease Ltd., Series 2017-A B (g)	5.750	05/17/32	4,523,313	4,720,380
United Air Lines, Series 2013-1 B	5.375	02/15/23	1,495,492	1,566,108
US Airways, Series 2013-1B	5.375	05/15/23	1,285,955	1,342,423

US Airways, Series 2001-1 G	7.076	09/20/22	261,196	273,182
US Airways, Series 2012-1 B	8.000	04/01/21	16,374,349	16,425,109
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (g)	3.497	08/15/47	5,000,000	4,381,602
Wingstop Funding LLC, Series 2018-1 A2 (g)	4.970	12/05/48	628,425	656,798

Commercial Mortgage-Backed Securities - 4.0%				148,897,443
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 D (1 month LIBOR + 2.750%, floor 2.750%)(c)(g)	4.945	06/15/31	12,000,000	11,998,795
COMM Mortgage Trust, Series 2012-CR1 D (c)(g)	5.498	05/15/45	4,774,000	4,890,232
COMM Mortgage Trust, Series 2012-CR4 B (g)	3.703	10/15/45	8,435,000	8,153,038
COMM Mortgage Trust, Series 2013-CR11 D (c)(g)	5.286	08/10/50	5,000,000	5,129,637
COMM Mortgage Trust, Series 2014-CR19 D (c)(g)	4.906	08/10/47	8,650,000	8,735,783
COMM Mortgage Trust, Series 2012-CR3 E (c)(g)	4.910	10/15/45	5,000,000	4,786,315
COMM Mortgage Trust, Series 2013-CR9 D (c)(g)	4.397	07/10/45	4,898,000	4,244,261
COMM Mortgage Trust, Series 2014-CC17 D (c)(g)	5.012	05/10/47	5,210,000	5,365,608
GS Mortgage Securities Trust, Series 2012-GC6 D (c)(g)	5.840	01/10/45	8,834,852	9,127,883
GS Mortgage Securities Trust, Series 2010-C1 E (g)	4.000	08/10/43	17,741,000	17,456,422
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20 D (c)(g)	4.750	07/15/47	5,000,000	4,670,426
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 D (c)	4.237	07/15/45	5,000,000	5,024,151
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22 D (c)(g)	4.709	09/15/47	4,966,000	4,583,096
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18 D (g)	3.389	10/15/47	5,000,000	4,680,830
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 D (c)(g)	4.377	04/15/48	5,000,000	4,719,777
Morgan Stanley Capital I Trust, Series 2011-C2 B (g)	5.200	06/15/44	1,570,000	1,606,505
Morgan Stanley Capital I Trust, Series 2011-C2 D (c)(g)	5.671	06/15/44	1,000,000	1,010,159
MSCG Trust (Morgan Stanley/Citigroup Global), Series 2016-SNR D (g)	6.550	11/15/34	386,750	398,090
OBP Depositor LLC Trust, Series 2010-OBP A (g)	4.646	07/15/45	16,809,000	16,931,059
Palisades Center Trust, Series 2016-PLSD B (g)	3.357	04/13/33	4,500,000	4,450,358
Tharaldson Hotel Portfolio Trust, Series 2018-THL D, (1 month LIBOR + 2.000%, floor 2.100%) (c)(g)	4.223	11/11/34	4,900,986	4,910,115
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4 D (c)(g)	4.630	12/10/45	5,300,000	5,253,194
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16 D (g)	3.938	08/15/50	7,072,000	5,768,010
WFRBS Commercial Mortgage Trust, Series 2011-C4 E (c)(g)	5.397	06/15/44	5,000,000	5,003,699

Convertible Bonds - 0.3%				12,804,947
PennyMac Corp.	5.375	05/01/20	12,677,000	12,804,947

Corporate Bonds - 53.7%				2,023,534,201
Acuity Brands Lighting, Inc.	6.000	12/15/19	310,000	313,051
Adani Abbot Point Terminal Pty. Ltd. (g)	4.450	12/15/22	10,870,000	10,745,431
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	4.625	10/30/20	580,000	594,093
Aircastle Ltd.	7.625	04/15/20	2,250,000	2,322,263
Aircastle Ltd.	5.125	03/15/21	9,562,000	9,913,704
Aircastle Ltd.	5.500	02/15/22	3,263,000	3,485,401
Ameris Bancorp (5.750% to 03/15/22, then 3 month LIBOR + 3.616%) (c)	5.750	03/15/27	5,000,000	5,166,126
AmTrust Financial Services, Inc.	6.125	08/15/23	37,828,000	37,931,797
Andeavor LLC	5.125	04/01/24	3,380,000	3,470,673
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.500	10/15/19	5,055,000	5,059,036
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	6.250	10/15/22	36,117,000	36,839,340
Arbor Realty Trust, Inc.	5.625	05/01/23	14,500,000	14,750,768
Arbor Realty Trust, Inc. (g)	5.750	04/01/24	10,000,000	10,250,003
Arconic, Inc.	6.150	08/15/20	22,769,000	23,541,783
Arconic, Inc.	5.400	04/15/21	7,202,000	7,421,661
Ashtead Capital, Inc. (g)	5.625	10/01/24	28,151,000	28,995,530
Associated Banc-Corp	2.750	11/15/19	23,439,000	23,441,385
Assured Guaranty US Holdings Inc. (3 month LIBOR + 2.380%) (c)	4.790	12/15/66	26,483,000	23,073,314
Astoria Financial Corp.	3.500	06/08/20	2,665,000	2,672,908
Avery Dennison Corp.	5.375	04/15/20	1,401,000	1,424,801
Bank of America Corp. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (c)	0.000	11/19/30	671,000	533,812
Bank of America Corp. (3 month LIBOR + 3.387%) (c)(f)	5.797	09/30/19	197,000	197,435
Bank of America Corp. (5.200% to 06/01/23, then 3 month LIBOR + 3.135%) (c)(f)	5.200	06/01/23	2,500,000	2,575,000
Bank of the Ozarks, Inc. (5.500% to 07/01/21, then 3 month LIBOR + 4.425%) (c)	5.500	07/01/26	19,475,000	19,874,281
Barclays Bank PLC	5.140	10/14/20	535,000	547,711
Barclays Bank PLC (d)	2.250	09/13/19	15,000,000	14,945,951
Barclays Bank PLC (3 month LIBOR + 0.650%, floor 1.650%, cap 6.000%) (c)	2.937	02/05/25	15,000,000	14,470,888
Barclays Bank PLC (5.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (c)	2.045	04/30/29	2,425,000	2,114,600
Barclays Bank PLC (8.0 times (USISDA30 - USISDA05 - 0.250%), floor 0.000%, cap 8.000%) (c)	0.808	08/28/29	2,721,000	2,312,850
Barclays Bank PLC (CPI YOY + 1.000%, floor 0.000%) (c)	2.790	03/16/23	4,435,000	4,466,045
Barclays PLC	2.875	06/08/20	636,000	636,834
Barclays PLC	2.750	11/08/19	33,992,000	34,008,762
BB&T Corp. (4.800% to 09/01/24, then H15T5Y + 3.003%) (c)(f)	4.800	09/01/24	7,075,000	7,128,062
BCB Bancorp, Inc. (5.625% to 08/01/23, then 3 month LIBOR + 2.720%) (c)(g)	5.625	08/01/28	9,000,000	9,313,691
Becton Dickinson and Co.	2.675	12/15/19	17,131,000	17,144,455
Becton Dickinson and Co. (3 month LIBOR + 1.030%) (c)	3.504	06/06/22	25,355,000	25,493,006
BHP Billiton Finance USA Ltd. (6.250% to 10/19/20, then USSW5 +4.971% to 10/19/25, +5.221% to 10/19/40, then +5.971%) (c)(g)	6.250	10/19/75	7,951,000	8,264,746
Boardwalk Pipelines, LP	5.750	09/15/19	2,945,000	2,947,612
BorgWarner, Inc.	8.000	10/01/19	6,424,000	6,448,589
Braskem Finance Ltd. (g)	5.750	04/15/21	788,000	812,743
Buckeye Partners L.P.	4.875	02/01/21	572,000	584,276
Building Materials Corp. (g)	5.375	11/15/24	100,000	102,875
CA, Inc.	5.375	12/01/19	10,463,000	10,530,744
Capital Funding Bancorp, Inc. (g)	6.000	12/01/23	20,000,000	20,914,210
Carpenter Technology Corp.	5.200	07/15/21	3,665,000	3,755,755
Carpenter Technology Corp.	4.450	03/01/23	2,000,000	2,048,632
CBL & Associates LP	5.250	12/01/23	7,075,000	4,492,625
CBL & Associates LP	4.600	10/15/24	5,889,000	3,651,180
CBQ Finance Ltd. (g)	7.500	11/18/19	2,200,000	2,218,040
Charles Schwab Corp. (4.625% to 03/01/22, then 3 month LIBOR + 3.315%) (c)(f)	4.625	03/01/22	2,844,000	2,872,440
Citigroup, Inc. (5.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (c)	2.055	12/20/33	1,485,000	1,173,150
Citigroup, Inc. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (c)	0.000	11/19/30	727,000	533,254
Clear Blue Financial Holdings, LLC (g)	7.000	04/15/25	5,000,000	5,165,044
ConnectOne Bancorp, Inc. (5.200% to 02/01/23, then 3 month LIBOR + 2.840%) (c)	5.200	02/01/28	5,080,000	5,265,903
Continental Resources, Inc.	5.000	09/15/22	24,389,000	24,606,037
Controladora Mabe S.A. de C.V. (g)	7.875	10/28/19	7,900,000	7,953,799
County Bancorp, Inc. (5.875% to 06/01/23, then 3 month LIBOR + 2.884%) (c)	5.875	06/01/28	8,250,000	8,550,123

Cowen, Inc. (g)	7.250	05/06/24	7,000,000	7,409,813
CRB Group, Inc. (g)	6.250	06/15/23	5,000,000	5,224,000
Credit Agricole Corporate & Investment Bank S.A.	3.000	09/28/20	500,000	499,995
Credit Agricole S.A. (8.375% to 10/13/19, then 3 month LIBOR + 6.982%) (c)(f)(g)	8.375	10/13/19	3,946,000	3,968,887
Credit Suisse AG, NY.	5.400	01/14/20	9,115,000	9,212,581
CyrusOne LP / CyrusOne Finance Corp.	5.000	03/15/24	3,261,000	3,366,983
Delphi Financial Group, Inc.	7.875	01/31/20	3,608,000	3,686,278
Deutsche Bank AG	4.250	10/14/21	313,000	318,297
Deutsche Bank AG (3 month LIBOR + 0.970%) (c)	3.273	07/13/20	2,250,000	2,241,051
Deutsche Bank AG	3.150	01/22/21	15,250,000	15,196,129
Deutsche Bank AG	4.250	02/04/21	175,000	176,965
Deutsche Bank AG (3 month LIBOR + 1.310%) (c)	3.446	08/20/20	2,000,000	1,995,897
Deutsche Bank AG	4.250	10/14/21	7,057,000	7,176,436
Deutsche Bank AG	2.950	08/20/20	5,000,000	4,991,988
Discover Bank	8.700	11/18/19	2,107,000	2,132,329
Discover Bank	7.000	04/15/20	4,274,000	4,393,392
Doctors Co. (g)	6.500	10/15/23	500,000	538,912
Dominion Energy Gas Holdings, LLC	2.500	12/15/19	9,512,000	9,512,084
Drawbridge Special Opportunities Fund L.P. (g)	5.000	08/01/21	15,000,000	15,230,245
Durant Bancorp, Inc. (5.875% to 03/15/22, then 3 month LIBOR + 3.742%) (c)(g)	5.875	03/15/27	8,500,000	8,786,243
Eagle Bancorp, Inc. (5.000% to 08/01/21, then 3 month LIBOR + 3.850%) (c)	5.000	08/01/26	12,704,000	12,892,849
EF Holdco Inc. / EF Cayman Holdings Ltd. (g)	5.500	09/01/22	3,500,000	3,624,994
Embraer Overseas Ltd.	6.375	01/15/20	13,550,000	13,710,297
Enogex LLC (g)	6.250	03/15/20	5,295,000	5,385,816
Enstar Group Ltd.	4.500	03/10/22	24,781,000	25,777,168
Enterprise Products Operating LLC (3 month LIBOR + 2.7775%) (c)	5.298	06/01/67	8,538,000	7,897,650
Enterprise Products Operating LLC (5.250% to 08/16/27, then 3 month LIBOR + 3.033%) (c)	5.250	08/16/77	6,666,000	6,582,675
Equinix, Inc.	5.375	01/01/22	5,375,000	5,509,375
Equinix, Inc.	5.375	04/01/23	2,700,000	2,754,000
Everest Reinsurance Holdings Inc. (3 month LIBOR + 2.385%) (c)	4.543	05/01/67	24,705,000	22,481,550
Exelon Generation Co., LLC	2.950	01/15/20	8,395,000	8,411,104
Exelon Generation Co., LLC	5.200	10/01/19	624,000	625,318
Express Scripts Holding Co. (3 month LIBOR + 0.750%) (c)	2.874	11/30/20	16,250,000	16,252,533
FedNat Holding Co. (g)	7.500	03/15/29	8,000,000	8,160,000
Fidelity Federal Bancorp (6.875% to 10/15/23, then 3 month LIBOR + 3.790%) (c)(g)	6.875	10/15/28	6,500,000	6,908,650
Fifth Third Bancorp (4.900% to 09/30/19, then 3 month LIBOR + 3.129%) (c)(f)	4.900	09/30/19	25,010,000	24,853,687
First Niagara Financial Group, Inc.	6.750	03/19/20	4,943,000	5,062,486
First Tennessee Bank N.A.	2.950	12/01/19	47,302,000	47,333,137
Flagstar Bancorp, Inc.	6.125	07/15/21	41,271,000	43,504,534
Flushing Financial Corp. (5.250% to 12/15/21, then 3 month LIBOR + 3.440%) (c)	5.250	12/15/26	4,030,000	4,156,207
FMC Corp.	5.200	12/15/19	4,018,000	4,045,780
Ford Motor Credit Co. LLC	8.125	01/15/20	500,000	510,433
Ford Motor Credit Co. LLC	2.681	01/09/20	946,000	946,173
Ford Motor Credit Co. LLC (3 month LIBOR + 1.000%) (c)	3.311	01/09/20	486,000	486,818
Ford Motor Credit Co. LLC	2.597	11/04/19	37,480,000	37,470,630
FS Investment Corp.	4.250	01/15/20	28,178,000	28,262,238
General Electric Capital Corp. (3 month LIBOR + 0.380%) (c)	2.667	05/05/26	5,148,000	4,538,438
General Electric Capital Corp. (3 month LIBOR + 1.000%) (c)	3.303	04/15/23	10,075,000	9,685,500
General Electric Co. (5.000% to 01/21/21, then 3 month LIBOR + 3.330%) (c)(f)	5.000	01/21/21	46,706,000	42,385,695
General Motors Financial Co., Inc.	3.150	01/15/20	6,918,000	6,930,759
Genworth Financial Inc.	7.700	06/15/20	2,918,000	3,002,768
Forethought Financial Group, Inc. (g)	8.625	04/15/21	19,086,000	20,710,598
Goldman Sachs Group, Inc. (3 month LIBOR + 1.600%) (c)	3.717	11/29/23	6,736,000	6,916,862
Goldman Sachs Group, Inc. (d)	4.000	08/31/20	15,000,000	14,898,975
Hainan Airlines Hong Kong Co., Ltd. (g)	3.625	02/07/20	14,737,000	14,793,204
Hallmark Financial Services, Inc.	6.250	08/15/29	7,000,000	7,122,500
Hanmi Financial Corp. (5.450% to 03/30/22, then 3 month LIBOR + 3.315%) (c)	5.450	03/30/27	3,400,000	3,512,485
Harley-Davidson Financial Services, Inc. (g)	2.150	02/26/20	500,000	498,990
Harley-Davidson Financial Services, Inc. (g)	2.400	09/15/19	225,000	224,979
Harley-Davidson Financial Services, Inc. (g)	2.400	09/15/19	1,711,000	1,710,840
Harley-Davidson Financial Services, Inc. (g)	2.150	02/26/20	348,000	347,297
Hewlett Packard Enterprise Co. (g)	2.100	10/04/19	250,000	249,926
Hillshire Brands Co.	4.100	09/15/20	1,935,000	1,967,752
Holcim US Finance Sarl & Cie S.C.S. (g)	6.000	12/30/19	1,650,000	1,665,388
Home BancShares Inc. (5.625% to 04/15/22, then 3 month LIBOR + 3.575%) (c)	5.625	04/15/27	4,950,000	5,183,771
Humana, Inc.	2.625	10/01/19	2,845,000	2,845,228
Husky Energy, Inc.	7.250	12/15/19	15,173,000	15,369,747
International Lease Finance Corp.	4.625	04/15/21	220,000	227,130
Investar Holding Corp. (6.000% to 03/30/22, then 3 month LIBOR +3.945%) (c)	6.000	03/30/27	500,000	517,735
INVISTA Finance LLC (g)	4.250	10/15/19	20,270,000	20,321,722
IPALCO Enterprises, Inc.	3.450	07/15/20	865,000	870,182
JPMorgan Chase & Co. (3 month LIBOR + 3.470%) (c)(f)	5.736	10/30/19	7,903,000	7,944,096
JPMorgan Chase & Co. (3 month LIBOR + 3.320%)(c)(f)	5.639	10/01/19	7,500,000	7,485,000
Keysight Technologies, Inc.	3.300	10/30/19	22,001,000	22,004,026
Kinder Morgan Inc.	3.050	12/01/19	4,666,000	4,670,226
Land O' Lakes, Inc. (g)	6.000	11/15/22	6,502,000	6,830,756
Lear Corp.	5.250	01/15/25	3,647,000	3,774,638
SAIC, Inc.	4.450	12/01/20	27,134,000	27,665,012
Life Technologies Corp.	6.000	03/01/20	334,000	339,794
Lincoln National Corp. (3 month LIBOR + 2.040%) (c)	4.318	04/20/67	25,323,000	20,385,015
Lincoln National Corp. (3 month LIBOR + 2.3575%) (c)	4.481	05/17/66	25,985,000	21,437,625
Manufacturers & Traders Trust Co. (1 month LIBOR + 1.215%) (c)	3.355	12/28/20	14,173,000	14,179,445
Manufacturers & Traders Trust Co. (3 month LIBOR + 0.640%) (c)	3.160	12/01/21	1,042,000	1,041,662
Marathon Petroleum Corp.	5.375	10/01/22	23,527,000	23,800,469
Martin Marietta Materials, Inc. (3 month LIBOR + 0.650%) (c)	2.800	05/22/20	500,000	500,621
MBIA, Inc.	6.400	08/15/22	32,446,000	32,364,885
Medallion Financial Corp. (g)	8.250	03/22/24	10,000,000	10,119,342
MEDNAX, Inc. (g)	5.250	12/01/23	500,000	502,500
MEDNAX, Inc. (g)	6.250	01/15/27	300,000	294,750
Merrill Lynch & Co. (3 month LIBOR + 0.760%)(c)	3.170	09/15/26	3,870,000	3,720,373
Meta Financial Group, Inc. (5.750% to 08/15/21, then 3 month LIBOR + 4.630%) (c)	5.750	08/15/26	6,200,000	6,351,478
MetLife, Inc. (5.250% to 06/15/20, then 3 month LIBOR + 3.575%) (c)(f)	5.250	06/15/20	12,073,000	12,229,949
Midcontinent Express Pipeline LLC (g)	6.700	09/15/19	26,130,000	26,149,598
Minnwest Corp. (5.875% to 07/15/23, then 3 month LIBOR + 2.980%) (c)(g)	5.875	07/15/28	6,000,000	6,266,511
MM Finished Lots Holdings, LLC (g)	7.250	01/31/24	3,141,793	3,141,793

Molson Coors Brewing Co.	2.250	03/15/20	1,563,000	1,560,903
Morgan Stanley (CPI YOY + 2.000%, floor 0.000%, cap 8.000%) (c)	3.790	06/09/23	100,000	101,750
Morgan Stanley (CPI YOY + 2.000%, floor 0.000%, cap 8.000%) (c)	3.790	04/01/21	130,000	130,163
Motiva Enterprises LLC (g)	5.750	01/15/20	6,851,000	6,923,982
MPT Operating Partnership, L.P. / MPT Finance Corp.	6.375	03/01/24	26,820,000	28,093,950
NetApp, Inc.	2.000	09/27/19	106,000	105,953
NexBank Capital, Inc. (5.500% to 03/15/21, then 3 month LIBOR + 4.355%) (c)(g)	5.500	03/16/26	18,500,000	18,675,160
Noble Holding Int’l. Ltd.	4.625	03/01/21	6,657,000	5,841,518
Northpointe Bank (6.875% to 10/01/23, then 3 month LIBOR + 3.765%) (c)(g)	6.875	10/01/28	5,000,000	5,230,250
Norwegian Air Shuttle ASA, Series 2016-1 A (g)	4.875	11/10/29	6,034,166	5,871,847
Nutrien Ltd.	4.875	03/30/20	4,902,000	4,971,786
Office Properties Income Trust	4.250	05/15/24	13,441,000	13,709,064
Office Properties Income Trust	4.150	02/01/22	10,919,000	11,167,049
Office Properties Income Trust	3.600	02/01/20	11,767,000	11,791,182
Office Properties Income Trust	4.500	02/01/25	100,000	103,342
Old Second Bancorp, Inc. (5.750% to 12/31/21, then 3 month LIBOR + 3.850%) (c)	5.750	12/31/26	1,945,000	2,008,023
Opus Bank (5.500% to 07/01/21, then 3 month LIBOR + 4.285%) (c)	5.500	07/01/26	500,000	509,922
Pacific Continental Corp. (5.875% to 06/30/21, then 3 month LIBOR + 4.715%) (c)	5.875	06/30/26	510,000	521,835
Pedcor Bancorp (7.250% to 02/15/24, then 3 month LIBOR + 4.600%) (c)(g)	7.250	02/15/29	3,000,000	3,223,600
Pentair Finance S.A.	2.650	12/01/19	6,420,000	6,418,414
Perrigo Finance Unlimited Co.	3.500	03/15/21	1,300,000	1,306,914
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(g)	2.920	09/15/21	145,000	145,000
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(g)	2.920	09/15/25	1,530,000	1,499,400
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(g)	2.920	09/15/24	1,815,000	1,787,775
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(g)	2.920	09/15/23	1,705,000	1,687,950
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(g)	2.920	09/15/22	1,000,000	995,000
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(g)	2.920	09/15/26	1,415,000	1,372,550
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(g)	2.920	09/15/24	4,799,000	4,727,015
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(g)	2.920	09/15/22	2,738,000	2,724,310
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(g)	2.920	09/15/23	3,841,000	3,802,590
Pinnacle Bank (4.875% to 07/30/20, then 3 month LIBOR + 3.128%) (c)(g)	4.875	07/30/25	1,000,000	1,014,260
Plains All American Pipeline L.P. / PAA Finance Corp.	2.600	12/15/19	4,567,000	4,563,137
Principal Financial Group, Inc. (4.700% to 05/15/20, then 3 month LIBOR + 3.044%) (c)	4.700	05/15/55	27,065,000	27,024,403
Protective Life Corp.	7.375	10/15/19	7,913,000	7,955,990
Quest Diagnostics, Inc.	4.750	01/30/20	3,804,000	3,838,937
QVC, Inc.	4.375	03/15/23	2,195,000	2,292,641
RBB Bancorp (6.500% to 03/31/21, then 3 month LIBOR + 5.160%) (c)(g)	6.500	03/31/26	2,000,000	2,053,593
RBB Bancorp (6.180% to 12/01/23, then 3 month LIBOR + 3.150%) (c)	6.180	12/01/28	5,000,000	5,267,892
ReadyCap Holdings, LLC (g)	7.500	02/15/22	26,000,000	28,007,940
Reckson Operating Partnership L.P.	7.750	03/15/20	874,000	897,507
Reinsurance Group of America, Inc.	6.450	11/15/19	4,366,000	4,399,036
Reinsurance Group of America, Inc. (3 month LIBOR + 2.665%) (c)	5.075	12/15/65	33,029,000	30,056,390
Renasant Corp. (5.000% to 09/01/21, then 3 month LIBOR + 3.840%) (c)	5.000	09/01/26	4,100,000	4,173,761
RenRe North America Holdings Inc.	5.750	03/15/20	2,950,000	3,003,834
Rockies Express Pipeline LLC (g)	5.625	04/15/20	10,585,000	10,820,569
Royal Bank of Scotland Group PLC	6.400	10/21/19	3,085,000	3,100,588
RPM Int'l., Inc.	6.125	10/15/19	15,478,000	15,539,695
Ryder System, Inc.	2.450	09/03/19	5,250,000	5,250,000
Senior Housing Properties Trust	6.750	04/15/20	14,557,000	14,620,585
Senior Housing Properties Trust	6.750	12/15/21	7,390,000	7,881,478
SESI LLC	7.125	12/15/21	38,264,000	26,976,120
Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	23,465,000	23,459,838
Silversea Cruise Finance Ltd. (g)	7.250	02/01/25	35,256,000	37,767,990
SLM Corp. (d)	6.250	09/15/20	172,000	170,966
SLM Corp. (d)	8.000	12/15/20	71,000	71,986
SLM Corp.	6.000	06/15/21	261,000	257,643
SLM Corp.	6.150	06/15/21	146,000	144,222
SLM Corp. (d)	6.750	12/15/20	95,000	94,868
SLM Corp. (d)	6.750	12/15/20	306,000	305,575
British Sky Broadcasting Group PLC (g)	2.625	09/16/19	300,000	300,021
British Sky Broadcasting Group PLC (g)	2.625	09/16/19	500,000	500,035
Smithfield Foods, Inc. (g)	2.700	01/31/20	17,859,000	17,823,618
Smithfield Foods, Inc. (g)	2.650	10/03/21	6,833,000	6,760,449
Southern California Edison Co.	2.900	03/01/21	3,829,000	3,865,145
Southern National Bancorp of Virginia, Inc. (5.875% to 01/31/22, then 3 month LIBOR + 3.950%) (c)(g)	5.875	01/31/27	2,000,000	2,065,626
Southern Star Central Corp. (g)	5.125	07/15/22	876,000	886,083
Southside Bancshares, Inc. (5.500% to 09/30/21, then 3 month LIBOR + 4.297%) (c)	5.500	09/30/26	2,035,000	2,080,800
Sprint Spectrum Co. LLC (b)(g)	3.360	03/20/23	19,243,688	19,316,814
Standard Chartered PLC (g)	2.400	09/08/19	3,700,000	3,700,042
Standard Industries Inc.(g)	5.500	02/15/23	2,000,000	2,050,000
Stericycle, Inc. (g)	5.375	07/15/24	17,000,000	17,425,000
TECO Finance, Inc.	5.150	03/15/20	2,800,000	2,840,220
Texas State Bankshares, Inc. (5.750% to 06/15/24, then 3 month LIBOR + 3.550%) (c)(g)	5.750	06/15/29	4,000,000	4,143,915
Textron, Inc.	7.250	10/01/19	2,000,000	2,007,043
TransCanada PipeLines Ltd. (3 month LIBOR + 2.210%) (c)	4.368	05/15/67	24,191,000	19,050,413
Trinity Industries, Inc.	4.550	10/01/24	5,517,000	5,560,101
United Business Media PLC (g)	5.750	11/03/20	6,915,000	7,136,138
United Rentals North America, Inc.	4.625	07/15/23	12,607,000	12,882,778
UTB Financial Holding Co. (6.500% to 09/01/23, then 3 month LIBOR + 3.620%) (c)(g)	6.500	09/01/28	6,000,000	6,334,538
Valaris Plc	8.000	01/31/24	12,306,000	8,614,200
Volkswagen Group of America Finance, LLC (g)	2.450	11/20/19	400,000	399,953
Willis North America, Inc.	7.000	09/29/19	3,299,000	3,309,109
WT Holdings, Inc. (g)	7.000	04/30/23	17,000,000	17,000,000
ZF North America Capital, Inc. (g)	4.000	04/29/20	10,000,000	10,031,649

Residential Mortgage-Backed Securities - 1.2%				45,890,199
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	316,212	312,778
Homeward Opportunities Fund I Trust, Series 2018-2 A1 (c)(g)	3.985	11/25/58	37,473,372	38,192,831
Minnesota Housing Finance Agency	2.700	09/01/41	1,980,142	1,982,874
Onslow Bay Mortgage Loan Trust, Series 2015-1 1A8 (c)(g)	2.859	11/25/45	1,009,183	1,004,785
Onslow Bay Mortgage Loan Trust, Series 2015-1 2A10 (c)(g)	3.163	11/25/45	3,956,430	3,979,885
Sequoia Mortgage Trust, Series 2018-CH1 A11 (c)(g)	3.500	02/25/48	408,657	417,046

Sovereign Bonds - 1.5%				55,710,348
Bayerische Landesbank (3 month LIBOR + 1.160% where (USISDA30 - USISDA02) is greater than -0.250%) (c)	3.480	10/02/21	6,000,000	6,079,773
Comision Federal de Electricidad (g)	4.875	05/26/21	5,285,000	5,470,028
Petroleos Mexicanos	6.000	03/05/20	10,000,000	10,117,300
Petroleos Mexicanos	3.500	01/30/23	6,025,000	5,853,287
Petroleos Mexicanos	4.875	01/18/24	11,080,000	11,124,320
Petroleos Mexicanos	6.375	02/04/21	14,793,000	15,273,773
Syngenta Finance N.V. (g)	3.698	04/24/20	1,785,000	1,791,867

Taxable Municipal Bonds - 2.4%				90,720,337
California Statewide Communities Development Authority	5.370	06/01/21	285,000	293,584
Casino Reinvestment Development Authority NJ	5.340	06/01/20	970,000	986,267
City of Long Beach CA Pension Obligation	5.180	09/01/21	3,180,000	3,281,601
City of Newark NJ	3.057	04/01/20	700,000	701,673
County of Cuyahoga OH	5.000	12/01/19	5,000	5,035
County of Ohio WV Special District Excise Tax Revenue	4.000	03/01/20	575,000	579,410
County of Ohio WV Special District Excise Tax Revenue	3.500	03/01/20	495,000	495,371
County of Racine WI Anticipation Notes	3.050	12/01/20	62,900,000	63,025,800
County of Reeves TX Certs. of Participation	6.375	12/01/21	45,000	44,899
County of Reeves TX Certs. of Participation	6.125	12/01/20	680,000	678,851
Eastern Illinois University	5.700	04/01/21	125,000	125,235
Eastern Illinois University	5.600	04/01/20	585,000	585,936
Fannin County TX Public Facility Corp.	5.200	10/01/19	515,000	513,846
Fannin County TX Public Facility Corp.	5.650	10/01/21	825,000	783,758
Florida State Mid-Bay Bridge Authority	3.784	10/01/21	2,800,000	2,827,748
Garza County TX Public Facility Corp.	6.200	10/01/20	855,000	846,613
Guam Gov't. Business Privilege Tax revenue	4.383	01/01/22	1,535,000	1,542,015
New Jersey Sports & Exposition Authority	6.076	03/01/23	355,000	385,342
North Texas Tollway Authority	8.910	02/01/30	535,000	550,119
Pontotoc County OK Educational Facilities Authority	4.119	09/01/23	215,000	222,448
Public Finance Authority WI Student Housing Revenue	4.500	07/01/21	770,000	777,484
San Luis AZ Facility Development Corp.	5.700	05/01/20	850,000	846,082
San Luis AZ Facility Development Corp.	5.900	05/01/21	980,000	955,216
San Luis AZ Facility Development Corp.	6.200	05/01/22	1,035,000	987,659
San Luis AZ Facility Development Corp.	5.600	05/01/20	670,000	666,911
San Luis AZ Facility Development Corp.	5.800	05/01/21	1,055,000	1,028,319
San Luis AZ Facility Development Corp.	6.100	05/01/22	1,030,000	982,888
State of Illinois General Obligation	3.650	04/01/20	550,000	552,662
Summit County OH Development Finance Authority	6.250	05/15/26	630,000	631,140
Town of Oyster Bay NY General Obligation	3.800	02/01/20	1,725,000	1,733,729
Utah Infrastructure Agency Telecommunications Revenue and Refunding	3.500	10/15/23	3,050,000	3,082,696

U.S. Government & Agency Securities - 9.9%				372,611,871
Fannie Mae (1.750% to 9/16/19, 2.500% to 03/16/20, then 3.500%) (d)	1.750	03/16/21	750,000	749,879
Fannie Mae	1.375	12/30/19	433,000	432,169
Fannie Mae	1.250	12/30/19	100,000	99,761
Fannie Mae	1.300	12/30/19	150,000	149,694
Fannie Mae	1.350	12/30/19	100,000	99,796
Fannie Mae	1.550	12/27/19	870,000	868,626
Fannie Mae	1.100	10/17/19	1,412,000	1,410,296
Fannie Mae	1.200	10/28/19	253,000	252,678
Fannie Mae	1.230	10/17/19	28,663,000	28,633,895
Fannie Mae	1.125	09/27/19	974,000	973,389
Fannie Mae	1.580	12/30/19	210,000	209,809
Fannie Mae	1.220	03/30/20	400,000	398,556
Fannie Mae	1.250	02/25/20	102,000	101,695
Fannie Mae	1.500	02/20/20	125,000	124,791
Fannie Mae	1.400	10/28/19	4,265,000	4,260,856
Fannie Mae (e)	0.000	10/09/19	69,245,000	69,098,478
Fannie Mae	1.250	09/30/19	699,000	698,550
Fannie Mae	1.000	10/24/19	18,682,000	18,654,541
Fannie Mae	1.400	11/26/19	89,000	88,874
Fannie Mae	1.250	11/15/19	215,000	214,659
Fannie Mae	1.200	10/28/19	330,000	329,554
Fannie Mae	1.700	01/27/20	1,095,000	1,093,717
Fannie Mae	1.750	09/12/19	29,778,000	29,775,143
Fannie Mae	1.750	11/26/19	846,000	845,417
Fannie Mae	1.330	10/24/19	1,072,000	1,070,838
Fannie Mae	1.500	09/13/19	500,000	499,922
Fannie Mae	1.650	01/27/20	900,000	898,637
Farmer Mac	1.640	01/27/20	150,000	149,640
Farmer Mac	1.475	04/03/20	180,000	179,241
Federal Farm Credit Banks	1.500	12/19/19	233,000	232,685
Federal Farm Credit Banks	5.150	11/15/19	353,000	355,215
Federal Farm Credit Banks	4.730	10/21/19	980,000	983,774
Federal Farm Credit Banks	4.250	01/06/20	286,000	288,259
Federal Farm Credit Banks	3.050	12/06/19	231,000	231,789
Federal Farm Credit Banks	4.600	01/29/20	110,000	111,181
Federal Farm Credit Banks	1.250	10/22/19	1,425,000	1,423,233
Federal Farm Credit Banks	1.370	12/17/19	214,000	213,719
Federal Farm Credit Banks	1.440	12/19/19	500,000	499,199
Federal Farm Credit Banks	2.530	09/12/19	100,000	100,016
Federal Farm Credit Banks	1.360	10/28/19	436,000	435,540
Federal Farm Credit Banks	1.600	11/19/19	235,000	234,814
Federal Farm Credit Banks	1.550	11/15/19	1,050,000	1,049,011
Federal Farm Credit Banks	1.550	09/27/19	215,000	214,929
Federal Farm Credit Banks	1.420	05/18/20	401,000	399,762
Federal Farm Credit Banks	1.300	11/25/19	100,000	99,790
Federal Farm Credit Banks	1.380	11/02/20	390,000	387,654
Federal Farm Credit Banks	1.100	11/18/19	169,000	168,676
Federal Farm Credit Banks	1.140	10/07/19	781,000	780,354
Federal Farm Credit Banks	1.180	10/18/19	1,378,000	1,376,255
Federal Farm Credit Banks	1.240	11/29/19	300,000	299,609
Federal Farm Credit Banks	1.160	11/01/19	847,000	845,709
Federal Farm Credit Banks	1.200	09/12/19	2,000,000	1,999,580

Federal Farm Credit Banks	1.120	10/11/19	2,000,000	1,997,869
Federal Farm Credit Banks	1.625	01/03/20	105,000	104,742
Federal Farm Credit Banks	1.520	01/17/20	1,164,000	1,162,273
Federal Farm Credit Banks	2.390	12/05/19	270,000	270,322
Federal Home Loan Banks	1.500	10/24/19	140,000	139,900
Federal Home Loan Banks	4.500	09/13/19	7,280,000	7,284,464
Federal Home Loan Banks	1.550	12/20/19	275,000	274,605
Federal Home Loan Banks	2.000	09/13/19	1,940,000	1,939,837
Federal Home Loan Banks	1.500	12/27/19	510,000	509,162
Federal Home Loan Banks (d)	5.400	12/30/19	1,020,000	1,031,060
Federal Home Loan Banks	1.390	12/26/19	200,000	199,653
Federal Home Loan Banks	1.500	09/27/19	600,000	599,761
Federal Home Loan Banks	1.340	10/17/19	260,000	259,788
Federal Home Loan Banks	2.375	09/13/19	560,000	560,025
Federal Home Loan Banks	2.000	12/27/19	170,000	169,983
Federal Home Loan Banks	1.700	04/14/20	500,000	499,359
Federal Home Loan Banks	1.700	10/19/20	200,000	199,609
Federal Home Loan Banks	1.400	10/29/19	655,000	654,356
Federal Home Loan Banks	1.125	10/11/19	800,000	798,909
Federal Home Loan Banks	1.240	07/13/20	300,000	298,072
Federal Home Loan Banks	1.000	09/26/19	18,600,000	18,585,454
Federal Home Loan Banks	1.430	10/29/19	100,000	99,913
Federal Home Loan Banks	1.125	10/03/19	525,000	524,440
Federal Home Loan Banks	1.200	10/11/19	470,000	469,580
Federal Home Loan Banks	1.190	10/28/19	300,000	299,609
Federal Home Loan Banks	1.100	11/18/19	500,000	499,002
Federal Home Loan Banks	1.375	11/15/19	10,345,000	10,331,445
Federal Home Loan Banks	1.350	09/27/19	2,000,000	1,999,004
Federal Home Loan Banks	1.500	10/07/19	830,000	829,536
Federal Home Loan Banks	1.450	12/27/19	200,000	199,635
Federal Home Loan Banks	1.375	09/13/19	12,750,000	12,746,941
Federal Home Loan Banks	2.550	12/19/19	17,470,000	17,475,007
Federal Home Loan Banks	2.750	10/24/19	1,000,000	1,000,930
Federal Home Loan Banks	2.625	10/22/19	635,000	635,431
Federal Home Loan Banks	1.280	09/27/19	105,000	104,943
Federal Home Loan Banks	2.150	02/14/20	150,000	150,009
Federal Home Loan Banks (3 month LIBOR - 0.140%, floor 0.000%) (c)	2.193	12/26/19	120,000	119,994
Federal Home Loan Banks	1.500	10/21/19	2,870,000	2,867,754
Federal Home Loan Banks	1.550	10/11/19	385,000	384,781
Federal Home Loan Banks	1.500	09/27/19	2,480,000	2,479,011
Federal Home Loan Banks	2.625	10/18/19	5,000,000	5,003,394
Federal Home Loan Bank Discount Notes (e)	0.000	09/25/19	10,000,000	9,986,384
Federal Home Loan Bank Discount Notes (e)	0.000	10/09/19	10,000,000	9,978,921
Financing Corp. (e)	0.000	09/26/19	1,403,000	1,400,934
Freddie Mac	1.250	10/02/19	26,304,000	26,286,110
Freddie Mac	1.250	12/30/19	328,000	327,230
Freddie Mac	1.250	09/30/19	732,000	731,495
Freddie Mac	1.300	09/20/19	111,000	110,958
Freddie Mac	1.500	12/30/19	510,000	509,175
Freddie Mac	1.750	11/27/19	200,000	199,897
Freddie Mac (2.250% to 09/12/19, 2.500% to 12/12/19, 2.750% to 03/12/20, then 3.000%) (d)	2.250	06/12/20	802,000	801,992
Freddie Mac	1.650	10/30/19	400,000	399,706
Freddie Mac	1.500	09/27/19	100,000	99,961
Freddie Mac	1.350	11/26/19	3,000,000	2,995,090
Freddie Mac	1.800	04/13/20	300,000	299,772
Freddie Mac (d)	2.250	07/14/20	175,000	175,037
Freddie Mac (e)	0.000	10/01/19	141,000	140,750
Freddie Mac (2.000% to 11/18/19, then 3.000%) (d)	2.000	05/18/20	100,000	100,033
Freddie Mac	1.225	10/18/19	200,000	199,768
Freddie Mac	1.350	04/28/20	150,000	149,478
Freddie Mac	1.375	12/30/19	475,000	474,166
Freddie Mac	1.500	02/24/20	247,000	246,502
Freddie Mac	1.500	10/03/19	100,000	99,941
Freddie Mac	2.000	02/21/20	130,000	130,042
Freddie Mac	1.500	12/26/19	1,800,000	1,797,601
Freddie Mac	1.500	06/24/20	2,175,000	2,166,562
Freddie Mac (e)	0.000	11/29/19	9,167,000	9,118,362
Freddie Mac	1.300	02/13/20	5,495,000	5,479,663
Residual Funding Corp. (e)	0.000	10/15/19	17,319,000	17,276,033
Residual Funding Corp. (e)	0.000	10/15/19	81,000	80,781
United States Treasury Note/Bond	0.875	09/15/19	10,000,000	9,996,111

U.S. Government Agency Mortgage-Backed Securities - 4.5%				168,901,835
Fannie Mae REMIC, Series 2013-29 Class AI IO	2.500	04/25/28	5,198,343	331,567
Fannie Mae REMICS, Series 2012-14 DS IO (-1.0 times 1 month LIBOR + 6.500%, floor 0.000%, cap 6.500%) (c)	4.355	03/25/42	13,584,882	2,667,663
Fannie Mae REMICS, Series 2013-38 CI IO	3.000	04/25/28	14,641,757	1,078,335
Freddie Mac REMIC, Series 4219 AI IO	3.500	01/15/43	4,057,358	432,247
Fannie Mae REMIC, Series 2011-136 ES IO (-1.0 times 1 month LIBOR + 6.550%, floor 0.000%, cap 6.550%) (c)	4.405	02/25/41	7,614,770	763,982
Fannie Mae REMIC, Series 2013-20 CS IO (-1.0 times 1 month LIBOR + 6.150%, floor 0.000%, cap 6.150%) (c)	4.005	03/25/43	9,262,490	1,827,025
Fannie Mae Interest Strip, Series 419 C6 IO	3.500	05/25/44	8,258,396	1,122,985
Freddie Mac REMIC, Series 4136 Class IH IO	3.500	09/15/27	7,265,868	571,212
Freddie Mac REMIC, Series 4238 Class NS IO (-1.0 times 1 month LIBOR + 6.700%, floor 0.000%, cap 6.700%)(c)	4.505	02/15/42	3,276,333	408,599
Freddie Mac REMIC, Series 4050 EI IO	4.000	02/15/39	8,708,647	336,345
Freddie Mac REMIC, Series 4060 SJ IO (-1.0 times 1 month LIBOR + 6.650%, floor 0.000%, cap 6.650%) (c)	4.455	02/15/41	5,711,900	632,855
Freddie Mac REMIC, Series 4109 AI IO	3.000	07/15/31	21,171,035	1,461,110
Freddie Mac REMIC, Series 4139 EI IO	3.000	09/15/31	7,400,964	527,178
Freddie Mac REMIC, Series 4267 CI IO	4.000	05/15/39	9,640,189	386,350
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2 M2 (1 month LIBOR + 2.200%, floor 0.000%) (c)	4.345	10/25/28	2,453,997	2,456,769
Ginnie Mae, Series 78-2071X	7.000	05/15/33	17,971	20,820
Ginnie Mae REMIC Trust, Series 2013-57 A	1.350	06/16/37	10,709,178	10,506,876
Ginnie Mae REMIC Trust, Series 2013-2 AB	1.600	12/16/42	796,181	788,884

Ginnie Mae REMIC Trust, Series 2013-33 A	1.061	07/16/38	42,364,679	41,274,436
Ginnie Mae REMIC Trust, Series 2012-27 IO (c)	0.947	04/16/53	37,230,808	1,080,624
Ginnie Mae REMIC Trust, Series 2013-30 A	1.500	05/16/42	26,897,043	26,161,826
Ginnie Mae REMIC Trust, Series 2013-40 A	1.511	10/16/41	10,798,905	10,640,060
Ginnie Mae REMIC Trust, Series 2013-35 A	1.618	02/16/40	356,628	351,395
Ginnie Mae REMIC Trust, Series 2013-45 AB	1.450	04/16/39	1,368,625	1,349,314
Ginnie Mae REMIC Trust, Series 2013-125 A	1.180	12/16/37	1,612,261	1,580,618
Ginnie Mae REMIC Trust, Series 2015-71 DA (c)	2.134	09/16/49	13,272,733	13,141,182
Ginnie Mae REMIC Trust, Series 2015-81 IO (c)	0.770	10/16/56	127,672,237	6,674,296
Ginnie Mae REMIC Trust, Series 2016-137 IO (c)	0.953	10/16/56	63,404,772	4,506,665
Ginnie Mae REMIC Trust, Series 2017-169 IO (c)	0.733	01/16/60	205,071,943	12,601,466
Ginnie Mae REMIC Trust, Series 2018-25 IO (c)	0.593	02/16/60	147,113,046	8,863,252
Ginnie Mae REMIC Trust, Series 2019-63 IO (c)	0.695	12/16/60	119,775,429	8,758,554
Ginnie Mae REMIC Trust, Series 2019-94 IO (c)	0.929	08/16/61	66,461,787	5,597,345

SHORT-TERM INVESTMENTS - 4.8%				181,535,281
(COST $181,542,911)

Money Market Funds - 0.0%^				100,000
First American Government Obligations Fund Class X (a)	2.028		100,000	100,000

U.S. Government & Agency Securities-4.8%				181,435,281
U.S. Cash Management Bills (b)	2.048	09/16/19	80,000,000	79,933,360
U.S. Treasury Bills (b)	1.979	10/03/19	200,000	199,636
U.S. Treasury Bills (b)	1.995	09/03/19	1,447,000	1,446,835
U.S. Treasury Bills (b)	0.001	09/17/19	20,000,000	19,982,370
U.S. Treasury Bills (b)	2.036	09/24/19	40,000,000	39,947,920
U.S. Treasury Bills (b)	2.053	10/01/19	30,000,000	29,952,180
U.S. Treasury Bills (b)	1.985	10/22/19	10,000,000	9,972,980

TOTAL INVESTMENTS - 97.7% (COST $3,704,101,569)				3,681,467,388

NET OTHER ASSETS AND LIABILITIES - 2.3%				86,734,487

NET ASSETS - 100.0%				$3,768,201,875

(a)	Rate shown represents the 7-day yield at August 31, 2019.
(b)	Rate shown represents the current coupon rate for corporate bonds and the current yield for U.S. Treasury Bills at August 31,2019.
(c)
Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at August 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at August 31, 2019.

(e)	Zero-coupon security.
(f)	Perpetual maturity; date shown represents next contractual call date.
(g)
Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.  It has been deemed liquid under guidance approved by the Board. At August 31, 2019, the aggregate value of these securities was $1,264,375,658, representing 33.6% of net assets.

^	Rounds to 0.0%.

CPI YOY	Consumer Price Index Year-on-Year Growth Rate
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate
USSW5	5-Year Dollar Semi Annual 30/360 Swap Rate

A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
ASA	Allmennaksjeselskap is the Norwegian term for a public limited company.
DAC	Designated Activity Company
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
Pty. Ltd.	Proprietary Limited Company under Australian law.
REMIC	Real Estate Mortgage Investment Conduit
S.A.	Designates corporations in various countries, mostly those employing civil law. This translates literally as anonymous company.
S.A. de C.V.	Sociedad Anónima de Capital Variable is the term for limited liability companies in Mexico.
SARL	Société à responsabilité limitée is the Luxembourg term for a limited liability corporation.
SCS	Société en commandite simple is the Luxembourg equivalent of a limited partnership.
SRL	Società a responsabilità limitata is the Italian term for a public limited company.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2019:

	Level 1	Level 2	Level 3	Total
Bonds
Asset-backed securities	–	580,860,926	–	580,860,926
Commercial mortgage-backed securities	–	148,897,443	–	148,897,443
Convertible bonds	–	12,804,947	–	12,804,947
Corporate bonds	–	2,023,534,201	–	2,023,534,201
Residential mortgage-backed securities	–	45,890,199	–	45,890,199
Sovereign bonds	–	55,710,348	–	55,710,348
Taxable municipal bonds	–	90,720,337	–	90,720,337
U.S. government & agency securities	–	372,611,871	–	372,611,871
U.S. government agency mortgage-backed securities	–	168,901,835	–	168,901,835
Total bonds	–	3,499,932,107	–	3,499,932,107
Short-term investments
Money market funds	100,000	–	–	100,000
U.S. government & agency securities	–	181,435,281	–	181,435,281
Total short-term investments	100,000	181,435,281	–	181,535,281
Total investments	$100,000	$3,681,367,388	$-	$3,,681,467,388

The Fund did not invest in any level-3 investments as of and during the nine-month period ended August 31, 2019.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2019

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs and REITs, are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.